Schedule of Contract with Customer, Asset and Liability (Details) - The Arena Group Holdings Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total short-term contract liabilities	$ 63,757	$ 58,703	$ 54,030
Total long-term contract liabilities	14,532	19,701	15,277
Digital Subscriptions [Member]
Product Information [Line Items]
Total short-term contract liabilities		18,571	14,693
Total long-term contract liabilities		1,118	1,446
Print Subscriptions [Member]
Product Information [Line Items]
Total short-term contract liabilities		40,132	39,337
Total long-term contract liabilities		18,583	$ 13,831
Digital Revenue [Member]
Product Information [Line Items]
Total short-term contract liabilities	18,452	18,571
Total long-term contract liabilities	738	1,118
Print Revenue [Member]
Product Information [Line Items]
Total short-term contract liabilities	45,305	40,132
Total long-term contract liabilities	$ 13,794	$ 18,583